UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			11-15-10
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $11,230,723
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP COM                         026874784  1286761  32909500.00 SH    Sole              30949500.00        1960000.0
AMERICREDIT CORP COM                            03060R101   606743  24804495.00 SH    Sole              23632897.00        1171598.0
BANK OF AMERICA CORPORATION CO                  060505104   926589  70678015.00 SH    Sole              65116815.00        5561200.0
BERKSHIRE HATHAWAY INC DEL CL                   084670108   500739      4022.00 SH    Sole                  4016.00              6.0
BERKSHIRE HATHAWAY INC DEL CL                   084670702   391998   4740600.00 SH    Sole               4085650.00         654950.0
CIT GROUP INC.                                  125581801   630364  15442529.00 SH    Sole              13904829.00        1537700.0
CITIGROUP INC COM                               172967101   941512 241413400.00 SH    Sole             219014200.00       22399200.0
GENERAL ELECTRIC CO COM                         369604103   233915  14394800.00 SH    Sole              13697900.00         696900.0
GOLDMAN SACHS GROUP, INC.                       38141G104   868897   6009800.00 SH    Sole               5603400.00         406400.0
HUMANA INC COM                                  444859102   174529   3473900.00 SH    Sole               3192500.00         281400.0
LEUCADIA NATL CORP COM                          527288104   455163  19269377.00 SH    Sole              15069849.00        4199528.0
MBIA INC COM                                    55262c100   322836  32123000.00 SH    Sole              25599700.00        6523300.0
MORGAN STANLEY COM                              617446448   897002  36345300.00 SH    Sole              34089200.00        2256100.0
REGIONS FINANCIAL CORP                          7591EP100   521451  71726404.00 SH    Sole              67635604.00        4090800.0
RSC HOLDINGS, INC.                              74972L102   112014  15015300.00 SH    Sole              12224800.00        2790500.0
SEARS HLDGS CORP COM                            812350106  1057700  14661671.00 SH    Sole              13633671.00        1028000.0
SPIRIT AEROSYSTEMS HLDGS INC C                  848574109   387903  19462920.00 SH    Sole              19452300.00          10620.0
ST JOE CO COM                                   790148100   665840  26772820.00 SH    Sole              24592602.00        2180218.0
TAL INTL GROUP INC COM                          874083108    35562   1467388.00 SH    Sole                268065.00        1199323.0
WELLCARE HEALTH PLANS INC COM                   94946T106   169003   5834967.00 SH    Sole               4973511.00         861456.0
WINTHROP REALTY TRUST                           976391300    44202   3574285.00 SH    Sole               2713339.96         860945.0